Financial instruments: (Details 2)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($) [1]	Dec. 31, 2016 USD ($) [1]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash held in escrow			$ 12,809,072
Accounts receivable	8,588,255		17,200,778
Consideration receivable	82,678,366
Holdback receivable	12,068,773
Accounts payable and accrued liabilities	(10,371,103)		(17,917,199)
Income taxes payable	(2,428,560)		(504,586)
Current portion of finance lease obligations			(89,241)
Current portion of royalty obligation	(1,537,202)		(2,019,243)
Finance lease obligations			(242,449)
Long-term debt			(68,180,424)
Royalty obligation	(2,911,810)		(3,666,479)
License fee payable	(501,800)
Liability to repurchase Apicore Class E shares			(2,700,101)
Fair value of Apicore Series A-1 preferred shares			$ (1,755,530)
U.S. dollar currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 4,086,080		$ 8,895,641
Cash held in escrow		0		9,538,366
Accounts receivable		6,792,664		12,083,028
Consideration receivable		65,905,433		0
Holdback receivable		9,620,385		0
Accounts payable and accrued liabilities		(7,174,456)		(10,090,748)
Accrued transaction cost		(17,824,416)		0
Income taxes payable		(1,935,879)		(375,743)
Current portion of finance lease obligations		0		(66,454)
Current portion of royalty obligation		(1,225,350)		(1,503,643)
Finance lease obligations		0		(180,542)
Long-term debt		0		(9,473,000)
Royalty obligation		(2,321,092)		(2,730,269)
License fee payable		(400,000)		0
Other long-term liability		(904,749)		0
Due to Vendor		0		(2,054,882)
Derivative option on Apicore Class C shares		0		(24,499,967)
Liability to repurchase Apicore Class E shares		0		(2,010,649)
Fair value of Apicore Series A-1 preferred shares		0		(1,307,268)
Derivative financial assets liabilities		$ 54,618,620		$ (23,776,130)

[1]	Restated